INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance	Rp 6,846
Impairment losses			Rp (104)
Ending Balance	7,506	$ 527	6,846
Fully amortised intangible assets still utilized	7,910		7,077
Goodwill
Reconciliation of intangible assets
Beginning Balance	1,311
Impairment losses			(104)
Ending Balance	1,098		1,311
Software
Reconciliation of intangible assets
Beginning Balance	4,825
Ending Balance	Rp 5,744		Rp 4,825
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	6 years	6 years
License
Reconciliation of intangible assets
Beginning Balance	Rp 0
Ending Balance	49		Rp 0
Other intangible assets
Reconciliation of intangible assets
Beginning Balance	710
Ending Balance	615		710
Gross or Cost
Reconciliation of intangible assets
Beginning Balance	17,684		15,579
Additions	3,093		2,288
Deductions	(19)		(240)
Reclassifications/translations	(122)		57
Ending Balance	20,636		17,684	Rp 15,579
Gross or Cost | Goodwill
Reconciliation of intangible assets
Beginning Balance	1,428		1,432
Additions	64
Reclassifications/translations			(4)
Ending Balance	1,492		1,428	1,432
Gross or Cost | Software
Reconciliation of intangible assets
Beginning Balance	14,688		12,480
Additions	2,938		2,282
Deductions	(19)		(166)
Reclassifications/translations	(149)		92
Ending Balance	17,458		14,688	12,480
Gross or Cost | License
Reconciliation of intangible assets
Beginning Balance	94		96
Additions	80		3
Reclassifications/translations			(5)
Ending Balance	174		94	96
Gross or Cost | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	1,474		1,571
Additions	11		3
Deductions			(74)
Reclassifications/translations	27		(26)
Ending Balance	1,512		1,474	1,571
Accumulated depreciation and amortization
Reconciliation of intangible assets
Beginning Balance	(10,838)		(9,133)
Amortization	(2,002)		(1,730)
Impairment losses	(277)
Deductions	11		124
Reclassifications/translations	(24)		5
Ending Balance	(13,130)		(10,838)	(9,133)
Accumulated depreciation and amortization | Goodwill
Reconciliation of intangible assets
Beginning Balance	(117)		(21)
Impairment losses	(277)
Reclassifications/translations			8
Ending Balance	(394)		(117)	(21)
Accumulated depreciation and amortization | Software
Reconciliation of intangible assets
Beginning Balance	(9,863)		(8,400)
Amortization	(1,828)		(1,545)
Deductions	11		124
Reclassifications/translations	(34)		(42)
Ending Balance	(11,714)		(9,863)	(8,400)
Accumulated depreciation and amortization | License
Reconciliation of intangible assets
Beginning Balance	(94)		(93)
Amortization	(31)		(9)
Reclassifications/translations			8
Ending Balance	(125)		(94)	(93)
Accumulated depreciation and amortization | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	(764)		(619)
Amortization	(143)		(176)
Reclassifications/translations	10		31
Ending Balance	(897)		(764)	Rp (619)
Allowance for expected credit losses | Sigma
Reconciliation of intangible assets
Goodwill	0		(88)
Allowance for expected credit losses | Contact Centres Australia Pty Ltd
Reconciliation of intangible assets
Goodwill	(37)		(14)
Allowance for expected credit losses | Platform Tiketapasaja.com
Reconciliation of intangible assets
Goodwill	0		(2)
Allowance for expected credit losses | SSI
Reconciliation of intangible assets
Goodwill	(179)		0
Allowance for expected credit losses | Telin Malaysia.
Reconciliation of intangible assets
Goodwill	Rp (61)		Rp 0